UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas April 8, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:  $104,423 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE

*** MILLICOM INTERNATIONAL    OTC IS            L6388F110   9332  98700       SH       SOLE                 98700       0     0
ACCELRYS INC                  OTC IS            00430U103   1370  250000      SH       SOLE                 250000      0     0
ANNALY MORTGAGE MGMT INC.     COMMON            035710409   3064  200000      SH       SOLE                 200000      0     0
ASPENBIO PHARMA INC           OTC IS            045346103   2394  414232      SH       SOLE                 414232      0     0
BEHIHANA NATIONAL CORP        OTC IS            082047200   1546  137200      SH       SOLE                 137200      0     0
BENIHANA NATL CORP            OTC IS            082047101   712   63400       SH       SOLE                 63400       0     0
CASH AMERICA INVESTMENTS INC  COMMON            14754D100   12361 339600      SH       SOLE                 339600      0     0
CECO ENVIRONMENTAL CORP       OTC IS            125141101   3280  385000      SH       SOLE                 385000      0     0
CKE RESTAURANTS INC.          COMMON            12561E105   1571  140000      SH       SOLE                 140000      0     0
ENGLOBAL CORPORATION          COMMON            293306106   2355  275400      SH       SOLE                 275400      0     0
FLOW INTERNATIONAL CORP       OTC IS            343468104   2310  248700      SH       SOLE                 248700      0     0
HAYES LEMMERZ INT INC         OTC IS            420781304   2088  748400      SH       SOLE                 748400      0     0
I-FLOW CORP NEW               OTC IS            449520303   4478  319200      SH       SOLE                 319200      0     0
INTERWOVEN INC                OTC IS            46114T508   4746  444379      SH       SOLE                 444379      0     0
INVERNESS MED TECHNOLOGY INC  COMMON            46126P106   4515  150000      SH       SOLE                 150000      0     0
IPASS INC                     OTC IS            46261V108   3477  1151200     SH       SOLE                 1151200     0     0
MATRIX SERVICE CO             OTC IS            576853105   2761  160700      SH       SOLE                 160700      0     0
OSI SYSTEMS INC.              OTC IS            671044105   2106  91500       SH       SOLE                 91500       0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   4410  1000000     SH       SOLE                 1000000     0     0
PENN OCTANE CORP.             OTC IS            707573101   32    15500       SH       SOLE                 15500       0     0
PETROHAWK ENERGY CORPORATION  COMMON            716495106   6051  300000      SH       SOLE                 300000      0
QUICKSILVER RESOURCES INC     COMMON            74837R104   3653  100000      SH       SOLE                 100000      0     0
QUIDEL CORP.                  OTC IS            74838J101   1473  91700       SH       SOLE                 91700       0     0
RADNET INC                    OTC IS            750491102   3520  500000      SH       SOLE                 500000      0     0
REALNETWORKS INC              OTC IS            756005L104  2334  407400      SH       SOLE                 407400      0     0
SECURE COMPUTING CORPORATION  OTC IS            813705100   3933  609800      SH       SOLE                 609800      0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   7391  562500      SH       SOLE                 562500      0     0
SUNPOWER CORP.                OTC IS            867652109   3726  50000       SH       SOLE                 50000       0     0
URANIUM RESOURCES INC.        OTC IS            916901507   1503  251000      SH       SOLE                 251000      0     0
WESTSIDE ENERGY CORP.         OTC IS            96149R100   1931  689700      SH       SOLE                 689700      0
    Page Column Totals                                      104423